SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.5%
	EQUITY - 0.5%
55,900	Global X Lithium & Battery Tech ETF	$ 4,059,458

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,272,873)	4,059,458

Shares		Fair Value
	OPEN END FUNDS — 3.2%
	ALTERNATIVE - 3.1%
1	JPMorgan Hedged Equity Fund, Class I	24
2,391,277	LoCorr Long/Short Commodities Strategy Fund, Class I	26,758,393
		26,758,417
	EQUITY - 0.0%(a)
1	JPMorgan Emerging Markets Equity Fund, Class I	30
1	Virtus KAR Small-Cap Core Fund, Class I	54
1	Virtus KAR Small-Cap Growth Fund, Class I	45
		129
	FIXED INCOME - 0.1%
14	BlackRock High Yield Bond Portfolio, Institutional Class	94
1,971	BlackRock High Yield Municipal Fund, Institutional Class	17,739
707	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	7,422
5,176	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	44,879
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	12
17	Invesco High Yield Municipal Fund, Class Y	150
4,237	Invesco International Bond Fund, Class Y	17,499
9,306	Invesco Rochester Municipal Opportunities Fund, Class Y	64,491
4,840	Invesco Senior Floating Rate Fund, Class Y	31,989
4,931	Lord Abbett Floating Rate Fund, Class I	38,559
5	Metropolitan West High Yield Bond Fund, Class I	42
3,417	Nuveen High Yield Municipal Bond Fund, Class I	52,513
3,427	Nuveen Preferred Securities Fund, Class I	52,365
2	PIMCO Emerging Markets Bond Fund, Institutional Class	15
17	PIMCO High Yield Fund, Institutional Class	130
7,134	PIMCO High Yield Municipal Bond Fund, Institutional Class	60,785
1,544	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	15,053
1	PIMCO Investment Grade Credit Bond Fund, Institutional Class	5

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 3.2% (Continued)
	FIXED INCOME - 0.1% (Continued)
3	PIMCO Long-Term Credit Bond Fund, Institutional Class	$ 31
2,189	PIMCO Real Return Fund, Institutional Class	23,461
2,536	Putnam Ultra Short Duration Income Fund, Class Y	25,338
1	Victory Floating Rate Fund, Class Y	13
5,834	Voya Securitized Credit Fund, Class I	53,844
1	Western Asset Core Plus Bond Fund, Class IS	9
		506,438

	TOTAL OPEN END FUNDS (Cost $25,755,725)	27,264,984

Shares		Fair Value
	SHORT-TERM INVESTMENT — 96.4%
	MONEY MARKET FUND - 96.4%
828,313,663	First American Government Obligations Fund Class X, 1.29% (Cost $828,313,663)(b)	828,313,663

	TOTAL INVESTMENTS - 100.1% (Cost $858,342,261)	$ 859,638,105
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(766,390)
	NET ASSETS - 100.0%	$ 858,871,715

ETF	Exchange-Traded Fund
(a)	Percentage rounds to less than 0.1%.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
9,615	Angel Oak Multi-Strategy Income Fund, Institutional Class	$ 90,475
7	BlackRock High Yield Bond Portfolio, Institutional Class	44
4,991	Credit Suisse Floating Rate High Income Fund, Institutional Class	30,845
591	Fidelity Capital & Income Fund	5,306
11,027	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	95,603
5,687	Goldman Sachs High Yield Municipal Fund, Institutional Class	52,034
11,861	Invesco Floating Rate ESG Fund, Class Y	80,182
16,792	Invesco High Yield Municipal Fund, Class Y	149,111
23,035	Invesco International Bond Fund, Class Y	95,136
77,516	Invesco Rochester Municipal Opportunities Fund, Class Y	537,184
13,741	Invesco Senior Floating Rate Fund, Class Y	90,828
11,534	JPMorgan Income Fund, Class I	97,577
6,240	MFS Emerging Markets Debt Local Currency Fund, Class I	32,571
11,484	Nuveen All-American Municipal Bond Fund, Class I	117,251
8,609	Nuveen High Yield Municipal Bond Fund, Class I	132,318
6,645	Nuveen Preferred Securities Fund, Class I	101,537
4,017	Nuveen Short Duration High Yield Municipal Bond, Class I	38,604
3,282	PIMCO Emerging Markets Bond Fund, Institutional Class	26,746
2	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	11
14,873	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	78,082
3,879	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	37,823
1	PIMCO Investment Grade Credit Bond Fund, Institutional Class	5
19	PIMCO Long-Term Credit Bond Fund, Institutional Class	175
7,730	PIMCO Real Return Fund, Institutional Class	82,864
5,587	Putnam Ultra Short Duration Income Fund, Class Y	55,811
1,019	Semper MBS Total Return Fund, Institutional Class	8,725
2,682	Victory Floating Rate Fund, Class Y	22,505
3	Western Asset Core Plus Bond Fund, Class IS	29
		2,059,382

	TOTAL OPEN END FUNDS (Cost $2,227,579)	2,059,382

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 99.9%
MONEY MARKET FUND - 99.9%
1,924,039,622	First American Government Obligations Fund Class X, 1.29% (Cost $1,924,039,622)(a)	$ 1,924,039,622

	TOTAL INVESTMENTS - 100.0% (Cost $1,926,267,201)	$ 1,926,099,004
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(61,368)
	NET ASSETS - 100.0%	$ 1,926,037,636

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(b)	Percentage rounds to less than (0.1)%.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
4,650	BlackRock High Yield Municipal Fund, Institutional Class	$ 41,846
3,125	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	32,818
5,684	Franklin California Tax-Free Income Fund, Advisor Class	38,711
4,508	Goldman Sachs High Yield Municipal Fund, Institutional Class	41,248
10,149	Invesco High Yield Municipal Fund, Class Y	90,127
20,779	Invesco Rochester Municipal Opportunities Fund, Class Y	143,999
3,708	Nuveen All-American Municipal Bond Fund, Class I	37,857
3,783	Nuveen High Yield Municipal Bond Fund, Class I	58,146
5,537	Nuveen Short Duration High Yield Municipal Bond, Class I	53,209
5,038	PIMCO High Yield Municipal Bond Fund, Institutional Class	42,921
		580,882

	TOTAL OPEN END FUNDS (Cost $616,731)	580,882

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 199.4%
	MONEY MARKET FUNDS - 199.4%
297,890,996	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.70%(a) (b)	297,950,575
298,337,979	First American Government Obligations Fund Class X, 1.29%(a)	298,337,979
	TOTAL MONEY MARKET FUNDS (Cost $596,228,985)	596,288,554

	TOTAL SHORT-TERM INVESTMENTS (Cost $596,228,985)	596,288,554

	TOTAL INVESTMENTS - 199.6% (Cost $596,845,716)	$ 596,869,436
	LIABILITIES IN EXCESS OF OTHER ASSETS - (99.6)%	(297,870,825)
	NET ASSETS - 100.0%	$ 298,998,611

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(b)	Floating Net Asset Value

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
57,387	BlackRock High Yield Bond Portfolio, Institutional Class	$ 378,755
16,035	Fidelity Capital & Income Fund	143,998
42,427	Fidelity High Income Fund	308,444
26,217	Goldman Sachs High Yield Fund, Institutional Class	138,689
11,369	John Hancock High Yield Fund, Class I	32,971
10	Metropolitan West High Yield Bond Fund, Class I	93
19	Neuberger Berman High Income Bond Fund, Institutional Class	139
5	Nuveen High Yield Income Fund, Class I	83
17	PGIM Short Duration High Yield, Class Z	137
17,186	PIMCO High Yield Fund, Institutional Class	130,439
2	PIMCO High Yield Spectrum Fund, Institutional Class	17
7,308	Principal Funds Inc - High Income Fund, Institutional Class	45,529
12,282	TIAA-CREF High Yield Fund, Institutional Class	99,487
		1,278,781

	TOTAL OPEN END FUNDS (Cost $1,381,313)	1,278,781

Shares		Fair Value
	SHORT-TERM INVESTMENT — 100.0%
	MONEY MARKET FUND - 100.0%
2,007,524,624	First American Government Obligations Fund Class X, 1.29% (Cost $2,007,524,624) (b)	2,007,524,624

	TOTAL INVESTMENTS - 100.0% (Cost $2,008,905,937)	$ 2,008,803,405
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(c)	(884,841)
	NET ASSETS - 100.0%	$ 2,007,918,564

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

(c)	Percentage rounds to less than (0.1)%.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.9%
	EQUITY - 0.9%
20,000	Global X Lithium & Battery Tech ETF	$ 1,452,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,528,756)	1,452,400

Shares		Fair Value
	OPEN END FUNDS — 4.1%
	ALTERNATIVE - 2.2%
311,808	Campbell Systematic Macro Fund, Class I	3,273,983

	FIXED INCOME - 1.9%
17	Invesco High Yield Municipal Fund, Class Y	149
10,405	Invesco Rochester Municipal Opportunities Fund, Class Y	72,107
2,000	Invesco Senior Floating Rate Fund, Class Y	13,220
385	Nuveen All-American Municipal Bond Fund, Class I	3,932
1,880	Nuveen High Yield Municipal Bond Fund, Class I	28,903
1,738	PIMCO Emerging Markets Bond Fund, Institutional Class	14,164
443	PIMCO Real Return Fund, Institutional Class	4,751
324,829	Putnam Mortgage Opportunities Fund, Class Y	2,868,242
		3,005,468

	TOTAL OPEN END FUNDS (Cost $6,110,829)	6,279,451

Shares		Fair Value
	SHORT-TERM INVESTMENT — 95.0%
	MONEY MARKET FUND - 95.0%
146,507,575	First American Government Obligations Fund Class X, 1.29% (Cost $146,507,575)(a)	146,507,575

	TOTAL INVESTMENTS - 100.0% (Cost $154,147,160)	$ 154,239,426
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(b)	(55,074)
	NET ASSETS - 100.0%	$ 154,184,352

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(b)	Percentage rounds to less than (0.1)%.